As filed with the Securities and Exchange Commission May 12, 2008

                                             File Nos. 002-11346
                                                       811-00537

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549
                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No.   92                          (X)
                             ------

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   37                                         (X)
              ------

                     FRANKLIN CUSTODIAN FUNDS
                     ------------------------
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of Principal Executive Offices) (Zip Code)

                          (650) 312-2000
       (Registrant's Telephone Number, Including Area Code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)
    [X]  on May 15, 2008 pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  on (date) pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant's prospectuses and statements of additional information dated February 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on January 25, 2008 (Accession number 0000038721-08-000002), are hereby incorporated by reference. (File Nos. 002-11346 and 811-00537.)

The Registrant's supplement dated March 1, 2008, as filed with the SEC under Form Type 497 on February 29, 2008 (Accession number
0000773478-08-000004), is also incorporated by reference. (File Nos. 002-11346 and 811-00537.)

The Registrant's supplement dated April 16, 2008, as filed with the SEC under Form Type 497 on April 16, 2008 (Accession number
0000225375-08-000007), is also incorporated by reference. (File Nos. 002-11346 and 811-00537.)






FCF P-1

                          SUPPLEMENT DATED MAY 15, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 1, 2008
                                       OF
                            FRANKLIN CUSTODIAN FUNDS
      (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund,
       Franklin Utilities Fund, Franklin U.S. Government Securities Fund)

The prospectus is amended as follows:

I. As of May 15, 2008, the Franklin DynaTech Fund offers four classes of shares, Class A, Class B, Class C and Advisor Class.

II. For Franklin DynaTech Fund, the sections entitled "Performance - Class A Annual Total Returns" and "Performance - Average Annual Total Returns" beginning on page 8 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

27.34%   37.19%  -12.24%  -13.11%  -19.87%  38.64%  7.69%  7.18%  2.64%  23.08%
------------------------------------------------------------------------------
  98      99       00       01       02      03      04     05     06     07
                                    YEAR

Best Quarter:                           Q4 '99             21.93%
Worst Quarter:                          Q4 '00            -14.78%


AVERAGE ANNUAL TOTAL RETURNS            For the periods ended December 31, 2007

                                              1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------
Franklin DynaTech Fund - Class A(2)
Return Before Taxes                            15.98%     13.75%       7.35%
Return After Taxes on Distributions            15.60%     13.68%       7.04%
Return After Taxes on Distributions and
 Sale of Fund Shares                           10.88%     12.08%       6.30%
S&P 500(R) Index(3)                             5.49%     12.83%       5.91%
Nasdaq 100 Index(4)                            18.67%     16.20%       7.72%
(indices reflect no deduction for fees,
  expenses, or taxes)

                                                                        SINCE
                                                                     INCEPTION
                                              1 YEAR     5 YEARS     (2/1/00)
------------------------------------------------------------------------------
Franklin DynaTech Fund - Class B(2)            18.15%     14.01%       1.80%
S&P 500(R) Index(3)                             5.49%     12.83%       2.34%
Nasdaq 100 Index(4)                            18.67%     16.20%      -6.57%

                                              1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------
Franklin DynaTech Fund - Class C(2)           21.10%      14.24%       7.17%
S&P 500(R) Index(3)                            5.49%      12.83%       5.91%
Nasdaq 100 Index(4)                           18.67%      16.20%       7.72%


                                              1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------
Franklin DynaTech Fund - Advisor Class(5)     23.08%     15.11%       7.99%
S&P 500(R) Index(3)                            5.49%     12.83%       5.91%
Nasdaq 100 Index(4)                           18.67%     16.20%       7.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2008, the Fund's year-to-date return was -13.97%.

2. Figures reflect sales charges.

3. Source: Standard & Poor's Micropal. The unmanaged S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The unmanaged Nasdaq 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

5. Effective May 15, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

III. For Franklin DynaTech Fund, the section entitled "Fees and Expenses" beginning on page 10 is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        ADVISOR
                                        CLASS A   CLASS B(4)  CLASS C   CLASS(6)
-------------------------------------------------------------------------------
Maximum sales charge (load) as a
 percentage of offering price           5.75%(2)     4.00%       1.00%    None
Load imposed on purchases               5.75%(2)     None        None     None
Maximum deferred sales charge (load)     None(3)     4.00%(5)    1.00%    None
Redemption fee on shares sold within
 7 calendar days following their
 purchase date(1)                       2.00%        2.00%       2.00%   2.00%

Please see "Choosing a Share Class" on page 96 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES           (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                       ADVISOR
                                      CLASS A    CLASS B(4)   CLASS C  CLASS(6)
-------------------------------------------------------------------------------
Management fees(7)                      0.49%      0.49%      0.49%     0.49%
Distribution and service(12b-1) fees    0.24%      1.00%      0.99%     None
Other expenses                          0.26%      0.26%      0.26%     0.26%
                                      -----------------------------------------
Total annual Fund operating expenses    0.99%      1.75%      1.74%     0.75%
                                      =========================================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.

4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.

5. Declines to zero after six years.

6. The Fund began offering Advisor Class shares on May 15, 2008. Total annual Fund operating expenses are based on the expenses for the Fund's Class A shares for the fiscal year ended September 30, 2007.

7. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission. For the fiscal year ended September 30, 2007, this fee reduction was less than 0.01% of the Fund's average net assets.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the
end of the period:
CLASS A                           $670(1)     $872       $1,091       $1,718
CLASS B                           $578        $851       $1,149       $1,862(2)
CLASS C                           $277        $548       $944         $2,052
ADVISOR CLASS                     $77         $240       $417         $930
If you do not sell your shares:
CLASS B                           $178        $551       $949         $1,862(2)
CLASS C                           $177        $548       $944         $2,052

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.








FCF SA-1

                          SUPPLEMENT DATED MAY 15, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2008
                                       OF
                            FRANKLIN CUSTODIAN FUNDS
      (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund,
       Franklin Utilities Fund, Franklin U.S. Government Securities Fund)

The statement of additional information is amended as follows:

I. The first paragraph of the section entitled "Goals, Strategies and Risks - Non-Fundamental Investment Policies - Franklin Utilities Fund," beginning on page 3, is replaced with the following:

FRANKLIN UTILITIES FUND (UTILITIES FUND)

The Fund will normally invest substantially all of its assets in the securities of public utilities companies. As a fundamental policy, the Fund's assets may be invested in securities of an issuer engaged in the public utilities industry, or held in cash or cash equivalents. The public utilities industry includes the manufacture, production, generation, transmission and sale of gas, water and electricity and companies involved in developing new technologies related to the generation and distribution of electric power, alternative fuels for the generation of electric power and to providing services related to these activities. The industry also includes issuers engaged in the communications field, such as telephone, cellular, paging, telegraph, satellite, microwave and other companies that provide communication facilities or services for the public's benefit. The manager expects that more than 50% of the Fund's assets will be invested in electric utilities securities, including those classified under the MSCI Global Industry Classification Standard as in either the electricity or multi-utility categories.

II. As of May 15, 2008 the Franklin DynaTech Fund offers four classes of shares, Class A, Class B, Class C and Advisor Class.

III. The second paragraph under "Organization, Voting Rights and Principal Holders" on page 41 is replaced with the following:

The Growth, Utilities, and U.S. Government Securities Funds currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The DynaTech Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The Income Fund currently offers six classes of shares, Class A, Class B, Class B1, Class C, Class R and Advisor Class. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The DynaTech began offering Advisor Class shares on May 15, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

o Franklin DynaTech Fund - Class A
o Franklin DynaTech Fund - Class B
o Franklin DynaTech Fund - Class C
o Franklin DynaTech Fund - Advisor Class
o Franklin Growth Fund - Class A
o Franklin Growth Fund - Class B
o Franklin Growth Fund - Class C
o Franklin Growth Fund - Class R
o Franklin Growth Fund - Advisor Class
o Franklin Income Fund - Class A
o Franklin Income Fund - Class B
o Franklin Income Fund - Class B1
o Franklin Income Fund - Class C
o Franklin Income Fund - Class R
o Franklin Income Fund - Advisor Class
o Franklin Utilities Fund - Class A
o Franklin Utilities Fund - Class B
o Franklin Utilities Fund - Class C
o Franklin Utilities Fund - Class R
o Franklin Utilities Fund - Advisor Class
o Franklin U.S. Government Securities Fund - Class A
o Franklin U.S. Government Securities Fund - Class B
o Franklin U.S. Government Securities Fund - Class C
o Franklin U.S. Government Securities Fund - Class R
o Franklin U.S. Government Securities Fund - Advisor Class

IV. The sixth paragraph under "Organization, Voting Rights and Principal Holders" beginning on page 41 is replaced with the following:

As of April 17, 2008, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                          SHARE CLASS         PERCENTAGE (%)
-------------------------------------------------------------------------------
GROWTH FUND

Guardian Group Pensions GIAC                   R                   57.04
1560 Valley Center Parkway,
Suite 100
Bethlehem, PA 18017-2275

Corefolio                                   Advisor                 8.74
Franklin Templeton 529 College
 Savings Plan
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

Nationwide Trust Company                    Advisor                13.15
FBO Franklin Templeton Profit
Sharing 401K Plan
98 San Jacinto Blvd., Suite 1100
Austin, TX 78701-4255

Franklin Templeton Corefolio                Advisor                56.25
Allocation Fund
Franklin Templeton Fund
Allocator Series
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

INCOME FUND

Hartford Life Insurance Co                    R                    16.32
Separate Account
P.O. Box 2999
Hartford, CT 06104-2999

Franklin Templeton Founding                 Advisor                 86.96
Funds Allocation Fund
Franklin Templeton Fund
Allocator Series
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

UTILITIES FUND

ING Insurance & Annuity Co.                    R                   23.61
Separate Account F
1 Orange Way B3N
Windsor, CT 06095-4773

NFS LLC FEBO                                   R                   30.38
Transamerica Life Insurance Company
1150 Olive Street, Suite 2700
Los Angeles, CA 90015-2211

State Street Bank and Trust Company         Advisor                36.01
Trustee Southern California Edison
 Company Stock Saving Plus Plan
105 Rosemont Avenue
Westwood, MA 02090-2318

U.S. GOVERNMENT FUND

Trust Lynx & Co.                              R                     9.48
P.O. Box 173736
Denver, CO 80217-3736

Community Bank, N.A.                          R                     9.11
FBO Amsterdam Memorial Hospital
Employees Pension Plan
6 Rhoads Dr., Suite 7
Utica, New York 13502-6317

Age 13-16 Years                             Advisor                 8.09
FT 529 College Savings Plan
500 East Broward Blvd., Suite 2100
Fort Lauderdale, FL 33394-3007

Growth Target Fund                          Advisor                 5.57
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Conservative Target Fund                    Advisor                10.54
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Moderate Target Fund                        Advisor                14.98
Franklin Templeton Fund Allocator
3344 Quality Drive
Rancho Cordova, CA 95670-7313

Master Trust Bank of Japan                  Advisor                33.65
Operational Service for
Investment Trust Section
Trustee & Agency Service Division
2-11-3 Hamamatsucho Minato-KU
Tokyo, Japan 105 8579

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Funds, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the DynaTech Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

V. The eighth paragraph under "Organization, Voting Rights and Principal Holders" on page 42 is replaced with the following:

As of April 17, 2008, the officers and board members, as a group, owned of record and beneficially 5% of the outstanding shares of the Growth Fund - Advisor Class and less than 1% of the other Funds' classes. The board members may own shares in other funds in Franklin Templeton Investments.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.






                       FRANKLIN CUSTODIAN FUNDS
                          FILE NOS. 002-11346
                              & 811-00537

                               FORM N-1A
                                PART C
                           OTHER INFORMATION

    ITEM 23.    EXHIBITS

         The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

          (i)   Agreement and Declaration of Trust of Franklin
                Custodian Funds, a Delaware Statutory Trust dated
                October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

          (ii) Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

          (iii) Certificate of Trust of Franklin Custodian Funds dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (iv) Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (b)  By-Laws

           (i)  By-Laws of Franklin Custodian Funds, a Delaware
                Statutory Trust dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (ii) Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (c)  Instruments Defining rights of Securities Holders

               Not Applicable

      (d)  Investment Advisory Contracts

           (i)  Investment Management Agreement between the
                Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008

           (ii) Investment Management Agreement between the
                Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008

          (iii) Investment Management Agreement between the
                Registrant on behalf of the Franklin Growth Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008

           (iv) Investment Management Agreement between the
                Registrant on behalf of the Franklin U.S.
                Government Securities Fund and Franklin Advisers,
                Inc. dated February 1, 2008

           (v)  Investment Management Agreement between the
                Registrant on behalf of the Franklin Utilities
                Fund and Franklin Advisers, Inc. dated February 1,
                2008

           (vi) Addendum dated January 1, 2008 to the Investment
                Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin
                Advisers, Inc. dated February 1, 2008

          (vii) Addendum dated January 1, 2008 to the Investment
                Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin
                Advisers, Inc. dated February 1, 2008

         (viii) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008

           (ix) Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Investment Advisory Services, LLC dated February 1, 2008

            (x) Addendum dated January 1, 2008 to the Investment
                Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008

      (e)  Underwriting contracts

           (i)  Distribution Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. dated
                February 1, 2008

           (ii) Form of Selling Agreements between
                Franklin/Templeton Distributors, Inc. and
                Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 88 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: November 29, 2004

          (iii) Amendment dated May 15, 2006 to Form of Selling
                Agreements between Franklin/Templeton
                Distributors, Inc. and Securities Dealers dated
                November 1, 2003
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (f)  Bonus or Profit Sharing Contracts

             Not Applicable

      (g)  Custodian Agreements

           (i)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: August 19, 1996

          (ii)  Amendment dated May 7, 1997 to the Master Custody
                Agreement dated February 16, 1996 between the
                Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 77 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 29, 1998

          (iii) Amendment dated February 27, 1998 to Master
                Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 78 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: November 27, 1998

           (iv) Amendment dated March 1, 2008 to Exhibit A of the
                Master Custody Agreement between Registrant and
                Bank of New York made as of February 16, 1996

            (v) Amended and Restated Foreign Custody Manager
                Agreement between the Registrant and Bank of New
                York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: October 29, 2001

           (vi) Amendment dated March 1, 2008 to Schedule 1 of the Amended and Restated Foreign Custody Manager
                Agreement between the Registrant and
                Bank of New York

          (vii) Amendment dated March 19, 2007 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

         (viii) Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: August 19, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc.
                and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 82 to
                Registration Statement Form N-1A
                File No. 002-11346
                Filing Date: January 31, 2001

      (i)  Legal Opinion

          (i)   Opinion and Consent of Counsel dated January 25,
                2008
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (j)  Other Opinions

           (i)  Consent of Independent Registered Public
                Accounting Firm
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (k)  Omitted Financial Statements

             Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: April 27, 1995

           (ii) Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996
                Filing: Post-Effective Amendment No. 75 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: December 31, 1996

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech
                Fund and Franklin/Templeton Distributors, Inc.
                dated February 1, 2008

           (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated
                February 1, 2008

          (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated
                February 1, 2008

           (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S.
                Government Securities Fund and Franklin/Templeton
                Distributors, Inc. dated February 1, 2008

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities
                Fund, and Franklin/Templeton Distributors, Inc.
                dated February 1, 2008

           (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

          (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech
                Fund, Franklin Growth Fund and Franklin Income
                Fund - Class B, and Franklin/Templeton
                Distributors, Inc. dated February 1, 2008

         (viii) Distribution Plan pursuant to Rule 12b-1 between
                Registrant, on behalf of Franklin Income Fund -
                Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class B, and
                Franklin/Templeton Distributors, Inc. dated
                February 1, 2008

          (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class R, and Franklin/Templeton Distributors, Inc dated February 1, 2008

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan on behalf of Franklin Dynatech Fund dated October 16, 2007
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (ii) Multiple Class Plan on behalf of Franklin Growth
                Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

          (iii) Multiple Class Plan on behalf of
                Franklin Income Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

           (iv) Multiple Class Plan on behalf of
                Franklin U.S. Government Securities Fund dated
                October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

            (v) Multiple Class Plan on behalf of Franklin Utilities
                Fund dated October 17, 2006
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (p)  Code of Ethics

           (i)  Code of Ethics dated May, 2007
                Filing: Post-Effective Amendment No. 91 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: January 25, 2008

      (q)  Power of Attorney

          (i)   Power of Attorney dated February 25, 2008 for
                Franklin Custodian Funds, a Delaware Statutory
                Trust

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's managers also serve as officers and/or directors or trustees for (1) the advisors' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Forms ADV of the Funds' investment advisors Franklin Advisers, Inc. (SEC File 801-26292) and, Franklin Investment Advisory Services, LLC. (SEC File 801-52152) incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b) The information required by this item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

    Not Applicable

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 9th day of May, 2008.



                                      FRANKLIN CUSTODIAN FUNDS
                                     a Delaware Statutory Trust
                                    (Registrant)

                                     By: /s/ DAVID P. GOSS
                                         David P. Goss
                                         Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*                 Chief Executive Officer-
Charles B. Johnson                  Investment Management
                                    Dated: May 9, 2008

GALEN G. VETTER*                    Chief Executive Officer-
Galen G. Vetter                     Finance and Administration
                                    Dated: May 9, 2008

LAURA F. FERGERSON*                 Chief Financial Officer and
Laura F. Fergerson                  Chief Accounting Officer
                                    Dated: May 9, 2008

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: May 9, 2008

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: May 9, 2008

SAM GINN*                           Trustee
Sam Ginn                            Dated: May 9, 2008

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated: May 9, 2008

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: May 9, 2008

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: May 9, 2008

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated: May 9, 2008

LARRY D. THOMPSON*                  Trustee
Larry D. Thompson                   Dated: May 9, 2008

JOHN B WILSON*                      Trustee
John B. Wilson                      Dated: May 9, 2008


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                  FRANKLIN CUSTODIAN FUNDS, INC.
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(a)(i)            Agreement and Declaration of           *
                        Trust of Franklin Custodian
                        Funds, a Delaware Statutory
                        Trust dated October 18, 2006

EX-99.(a)(ii)           Certificate of Amendment dated         *
                        December 4, 2006 of Agreement
                        and Declaration of Trust dated
                        October 18, 2006

EX-99.(a)(iii)          Certificate of Trust of Franklin       *
                        Custodian Funds dated October
                        18, 2006

EX-99.(a)(iv)           Certificate of Amendment dated         *
                        December 4, 2006 to the
                        Certificate of Trust dated
                        October 18, 2006

EX-99.(b)(i)            By-Laws of Franklin Custodian          *
                        Funds, a Delaware Statutory
                        Trust dated October 18, 2006

EX-99.(b)(ii)           Certificate of Amendment dated         *
                        December 4, 2006 of By-Laws
                        dated October 18, 2006

EX-99.(d)(i)            Investment Management Agreement    Attached
                        between the Registrant on behalf
                        of the Franklin DynaTech Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(d)(ii)           Investment Management Agreement    Attached
                        between the Registrant on behalf
                        of the Franklin Income Fund and
                        Franklin Advisers, Inc. dated
                        February 1, 2008

EX-99.(d)(iii)          Investment Management Agreement    Attached
                        between the Registrant on behalf
                        of the Franklin Growth Fund and
                        Franklin Investment Advisory
                        Services, LLC dated February 1,
                        2008

EX-99.(d)(iv)           Investment Management Agreement    Attached
                        between the Registrant on behalf
                        of the Franklin U.S. Government
                        Securities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(d)(v)            Investment Management Agreement    Attached
                        between the Registrant on behalf
                        of the Franklin Utilities Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(d)(vi)           Addendum dated January 1, 2008     Attached
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin
                        DynaTech Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(d)(vii)          Addendum dated January 1, 2008     Attached
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin Income
                        Fund and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(d)(viii)         Addendum dated January 1, 2008     Attached
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin Growth
                        Fund and Franklin Investment
                        Advisory Services, LLC dated
                        February 1, 2008

EX-99.(d)(ix)           Addendum dated January 1, 2008     Attached
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin U.S.
                        Government Securities Fund and
                        Franklin Investment Advisory
                        Services, LLC dated February 1,
                        2008

EX-99.(d)(x)            Addendum dated January 1, 2008     Attached
                        to the Investment Management
                        Agreement between the Registrant
                        on behalf of the Franklin
                        Utilities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(e)(i)            Distribution Agreement between     Attached
                        Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(e)(ii)           Form of Selling Agreements             *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(e)(iii)          Amendment dated May 15, 2006 to        *
                        Form of Selling Agreements
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(g)(i)            Master Custody Agreement between       *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to         *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and Bank of New
                        York

EX-99.(g)(iii)          Amendment dated February 27,           *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        Bank of New York

EX-99.(g)(iv)           Amendment dated March 1, 2008 to   Attached
                        Exhibit A of the Master Custody
                        Agreement between Registrant and
                        Bank of New York made as of
                        February 16, 1996

EX-99.(g)(v)            Amended and Restated Foreign           *
                        Custody Manager Agreement
                        between the Registrant and Bank
                        of New York made as of May 16,
                        2001

EX-99.(g)(vi)           Amendment dated March 1, 2008,     Attached
                        to Schedule 1 of the Amended and
                        Restated Foreign Custody Manager
                        Agreement between the Registrant
                        and Bank of New York as of May
                        16, 2003

EX-99.(g)(vii)          Amendment dated March 19, 2007,        *
                        to Schedule 2 of the Amended and
                        Restated Foreign Custody Manager
                        Agreement between the Registrant
                        and Bank of New York as of May
                        16, 2001

EX-99.(g)(viii)         Terminal Link Agreement between        *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(h)(i)            Subcontract for Fund                   *
                        Administrative Services dated
                        January 1, 2001 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC

EX-99.(i)(i)            Opinion and Consent of Counsel         *
                        dated January 25, 2008

EX-99.(j)(i)            Consent of Independent                 *
                        Registered Public Accounting Firm

EX-99.(l)(i)            Letter of Understanding dated          *
                        April 12, 1995

EX-99.(l)(ii)           Subscription Agreement for             *
                        DynaTech Fund - Class C dated
                        September 13, 1996

EX-99.(m)(i)            Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(ii)           Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(iii)          Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(iv)           Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin U.S. Government
                        Securities Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(v)            Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Franklin Utilities Fund and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(vi)           Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund, Franklin Income
                        Fund, Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class C, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(vii)          Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Dynatech Fund, Franklin
                        Growth Fund and Franklin Income
                        Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(viii)         Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class B1,
                        Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(m)(ix)           Distribution Plan pursuant to      Attached
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund, Franklin
                        Income Fund, Franklin U.S.
                        Government Securities Fund and
                        Franklin Utilities Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(n)(i)            Multiple Class Plan on behalf of       *
                        Franklin Dynatech Fund dated
                        October 16, 2007

EX-99.(n)(ii)           Multiple Class Plan on behalf of       *
                        Franklin Growth Fund dated
                        October 17, 2006

EX-99.(n)(iii)          Multiple Class Plan on behalf of       *
                        Franklin Income Fund dated
                        October 17, 2006

EX-99.(n)(iv)           Multiple Class Plan on behalf of       *
                        U.S. Government Securities Fund
                        dated October 17, 2006

EX-99.(n)(v)            Multiple Class Plan on behalf of       *
                        Franklin Utilities Fund dated
                        October 17, 2006

EX-99.(p)(i)            Code of Ethics dated May, 2007         *

EX-99.(q)(i)            Power of Attorney dated February   Attached
                        25, 2008 for Franklin Custodian
                        Funds, a Delaware Statutory Trust




*Incorporated By Reference